Condensed Consolidated Statement of Operations - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Revenue		$ 0
General and administrative expenses		5,000	$ 5,310,980	$ 5,606,097
Loss from operations			(5,310,980)	(5,606,097)
Other income (expense):
Change in fair value of warrant liabilities			(101,545,000)	(92,012,500)
Offering costs related to warrant liabilities			0	(3,520,347)
Net gain from investments held in trust account			100,835	145,399
Loss before provision for income taxes			(106,755,145)	(100,993,545)
Provision for income taxes			0	0
Net loss		$ (5,000)	$ (106,755,145)	$ (100,993,545)
Two Class Method:
Weighted average number of shares outstanding	[1]	37,500,000
Net income per common stock - basic and diluted		$ 0
Common Class A [Member]
Two Class Method:
Weighted average number of shares outstanding			172,500,000	172,500,000
Net income per common stock - basic and diluted			$ 0.00	$ 0.00
Common Class B [Member]
Two Class Method:
Weighted average number of shares outstanding			43,125,000	41,353,591
Net income per common stock - basic and diluted			$ (2.48)	$ (2.45)

[1]	This number excludes an aggregate of up to 5,625,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised by the underwriters (see Note 5).